Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,911,000
Previously Paid Amount	0.00
Total Fee Amount	402.01
Total Offset Amount	0.00
Net Fee	402.01
Narrative - Max Aggregate Offering Price	$ 2,911,000
Final Prospectus	true